CERTIFICATION OF
                          STRONG INCOME FUNDS II, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                            STRONG ADVISOR BOND FUND


STRONG INCOME FUNDS II, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.  Reference  is  made to the  Strong  Advisor  Bond  Fund's  Prospectuses  and
Statement of Additional Information each dated March 1, 2002, filed by the Registrant pursuant to Post-Effective Amendment No. 21 (File No. 33-61545; 811-7335), which was filed with the Securities and Exchange Commission on February 22, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4.  The form of  Strong  Advisor  Bond  Fund's  Prospectuses  and  Statement  of
Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                           STRONG INCOME FUNDS II, INC.



                                             /S/ GILBERT L. SOUTHWELL III
                                            ----------------------------------
                                            By:      Gilbert L. Southwell III
                                            Title:   Assistant Secretary


Dated: March 5, 2002